General (Details) - ILS (₪)	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2022
General [Abstract]
Percentage of outstanding shares			100.00%
Accumulated deficit	₪ (3,792,458)	₪ (3,034,242)
Stockholders’ deficiency	(2,619,934)	₪ (1,861,718)		₪ (2,058,949)
Working capital	₪ 2,762,434